Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment
Depreciation expense	$ 2,433	$ 2,198	$ 2,312